Share-based payments (Details) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Jun. 30, 2021	Jan. 31, 2020 $ / shares shares	Jan. 31, 2020 ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares ¥ / shares shares	Jan. 31, 2017 $ / shares shares	Jan. 31, 2017 ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2012 shares	Jul. 31, 2014 shares	Mar. 31, 2011 shares
Share-based Payments
Maximum period of authorized leave of absence after which vesting shall be suspended									90 days
Assumptions used in valuation of the fair value of the share options
Exercise multiples									2.80
Options outstanding
Outstanding at the beginning of the period (in shares)		2,295,791	2,295,791					7,488,400	2,295,791	2,381,497
Granted (in shares)		5,363,788	5,363,788						5,363,788
Exercised (in shares)								(1,646,137)	(157,429)	(85,706)
Forfeited (in shares)								(35,572)	(13,750)
Outstanding at the end of the period (in shares)				2,381,497	2,381,497			5,806,691	7,488,400	2,295,791	2,381,497
Non-vested at the end of the period (in shares)								3,650,356
Options vested and expected to vest at the end of the period (in shares)								5,806,691
Exercisable at the end of the period (in shares)								2,156,335
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 27.59						$ 56.28	$ 27.59	$ 26.61
Granted (in dollars per share) | $ / shares									66.85
Exercised (in dollars per share) | $ / shares								39.01	0.84	0.50
Forfeited (in dollars per share) | $ / shares								2.60	94.65
Outstanding at the end of the period (in dollars per share) | $ / shares				$ 26.61				61.51	$ 56.28	$ 27.59	$ 26.61
Option vested and expected to vest at the end of the period (in dollars per share) | $ / shares								61.51
Exercisable at the end of the period (in dollars per share) | $ / shares								$ 52.48
Weighted average remaining contractual years to expiry per share
Granted									9 years
Exercised	6 months 18 days								3 months 29 days	1 year 2 months 15 days
Forfeited								0 years	1 year
Outstanding at the end of the period								7 years 3 months 14 days	6 years 9 months 7 days	2 years 1 month 2 days	3 years 18 days
Options vested and expected to vest at the end of the period								7 years 3 months 14 days
Exercisable at the end of the period								6 years 29 days
Weighted average fair value at grant date
Options Weighted average fair value at grant date | $ / shares				$ 17.76	$ 17.76			$ 41.09	$ 37.55	$ 18.31	$ 17.76
Options vested and expected to vest as of December 31, 2019								41.09
Exercisable at the end of the period (in dollars per share) | $ / shares								$ 34.86
Weighted average intrinsic value per option
Weighted average intrinsic value per option | $ / shares								(19.51)	$ 84.27	$ 43.26	$ 27.98
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares								(19.51)
Exercisable at the end of the period (in dollars per share) | $ / shares								$ (10.48)
Aggregate intrinsic value
Options vested and expected to vest at the end of the period | $								$ (113,305,854)
Exercisable at the end of the period | $								(22,598,391)
Aggregate intrinsic value | $				$ 66,644,636	$ 66,644,636			$ (113,305,854)	$ 631,047,468	$ 99,318,793	$ 66,644,636
Binomial model
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)									0.00%
Risk-free interest rate (as a percent)									2.08%
Expected volatility (as a percent)									59.41%
Expected life									10 years
Weighted average fair value of underlying ordinary shares | $ / shares									$ 44.77
Minimum
Share-based Payments
Expiration period from grant date								5 years
Post-termination exercise period								3 months
Maximum
Share-based Payments
Expiration period from grant date								10 years
Post-termination exercise period									9 months
Employees | Binomial model
Share-based Payments
Estimated forfeiture rate (as a percent)								29.00%	28.00%	25.00%
Share option
Options outstanding
Granted (in shares)				660,000	660,000
Weighted average exercise price per share
Exercised (in dollars per share) | (per share)				$ 26.30	$ 180.83
Class A ordinary shares
Options outstanding
Exercised (in shares)								(1,646,137)	(157,429)	(85,706)
2011 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation														7,350,000
2012 Stock Incentive Plan
Share-based Payments
Maximum aggregate number of shares that may be issued per calendar year												1,500,000
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Estimated forfeiture rate (as a percent)								29.00%	28.00%	25.00%
2012 Stock Incentive Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation												9,000,000
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares													1.50%
Weighted average exercise price per share
Granted (in dollars per share) | (per share)		$ 66.85	¥ 453.88
2014 Plan | Senior management
Weighted average exercise price per share
Exercised (in dollars per share) | (per share)						$ 68.35	¥ 444.71
2014 Plan | Share option | Senior management
Options outstanding
Granted (in shares)						1,320,000	1,320,000
2014 Plan | Restricted shares | Senior management
Options outstanding
Granted (in shares)						900,000	900,000
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation													5,366,998